Tax Assets (Tables)	6 Months Ended
Jun. 30, 2026
Tax Assets [Abstract]
Schedule of Tax Assets
	June 30, 2026	December 31, 2025
Income tax and social contribution to offset (1)	1,632,808	1,533,487
Deferred tax assets	2,277,167	2,075,930
Total	3,909,975	3,609,417

(1)	Primarily relates to withholding income tax and social contribution on income from financial investments which can be used to settle other federal tax amounts due. For June 30, 2026, the amount of R$ 54,182 refers to inflation indexation and was recognized as “Other income” in the consolidated statements of profit or loss while such amount for December 31, 2025 was R$ 90,450.

Schedule of Deferred Tax Assets and Deferred Tax Liability
	December 31, 2025	Realization		Additions		June 30, 2026
Temporary differences	1,369,967	(714,529)		921,590		1,577,028
Provisions for credit losses	1,011,633	(631,241)		844,956		1,225,348
Fair value adjustment - Financial assets measured at fair value through profit or loss	42,877	(35,341)		54,432		61,968
Others	315,457	(47,947	)(1)	22,202	(3)	289,712
Tax loss and social contribution negative basis	705,963	(33,967	)(2)	28,143	(4)	700,139
Total	2,075,930	(748,496)		949,733		2,277,167

(1)	The realization refers to the payment of the profit sharing programs.

(2)	The realization refers to Guiabolso Finanças e Correspondente Bancário and Picpay Pagamentos.

(3)	The amounts mainly represent temporary adjustments for June 30, 2026, including adjustments basically related to profit sharing, long-term incentives, contingencies.

(4)	Picpay Instituição de Pagamento recognized the DTA on tax loss carryforward due to the reduction in taxable profit caused by P&D tax benefit for 2025.

The PicPay Bank recognized a deferred tax liability related to the mark-to-market valuation of DI and DDI futures derivatives. The taxes will be due upon realization of the securities, as permitted by Law.

	December 31, 2025	Realization		Additions	June 30, 2026
Fair value adjustment – future contract (DI and DDI)	(37,791)	34,753	(1)	(18,730)	(21,768)
Total	(37,791)	34,753		(18,730)	(21,768)

(1)	Picpay Bank proceeds adjustments in taxable profit in the tax return for the FY 2025 and such amount of DTL will be paid.